Submission	Feb. 11, 2025
Submission [Line Items]
Central Index Key	0000316709
Registrant Name	SCHWAB CHARLES CORP
Registration File Number	333-275858
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES